Eversheds Sutherland (US) LLP 1114 Avenue of the Americas, 40th Floor New York, NY 10036-7703 D: +1 212.389.5080 F: +1 212.389.5099 dodiekent@eversheds-sutherland.com

July 13, 2020

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	First Investors Life Level Premium Variable Life Insurance (Separate Account B) (the “Registrant”); Registration Statement on Form N-6, File Nos. 333-239739 and 811-04328

Commissioners:

The above-referenced registration statement filed on July 8, 2020 has been declared effective by the Commission. The Registrant certifies that:

(1)	The form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the registration statement, and

(2)	The text of the registration statement has been filed electronically.

If you have any questions, please call the undersigned at (212) 389-5080. Thank you for your attention to this filing.

Sincerely,

/s/ Dodie C. Kent

Dodie C. Kent

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